UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          February 12, 2001

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   94

Form 13F information Table Value Total:   $274,807



List of Other Included Managers:


     FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         1018   18,266                                        18266
AIR PRODUCTS       COM   009158106          255    5,431                                         5431
AMERICAN EXPRESS   COM   025816109          270    7,564                                         7564
AMERICAN HOME PRO  COM   026609107         3420   55,740                                        55740
AMERICAN INTL      COM   026874107         6496   81,818                                        81818
ANHEUSER BUSCH     COM   035229103         4079   90,225                                        90225
AUTOMATIC DATA     COM   053015103         5341   90,686                                        90686
BANK OF NEW YORK   COM   064057102         1619   39,671                                        39671
BAXTER INTL        COM   071813109          678   12,634                                        12634
BECTON DICKINSON   COM   075887109         1709   51,550                                        51550
BELL MICROPROD.    COM   078137106         3254  257,825                                       180825              77,000
BELL SOUTH         COM   079860102          241    6,307                                         6307
BPA AMOCO          COM   055622104          992   21,329                                        21329
BRISTOL MYERS      COM   110122108         4440   87,055                                        87055
CAPITAL AUTOMOTIV  COM   139733109         6251  314,300                                       254300             60,000
CARPENTER TECH     COM   144285103          358   13,441                                        13441
CEDAR FAIR L.P     COM   150185106          481   19,400                                        19400
CHUBB              COM   171232101          209    3,030                                         3030
CITIGROUP          COM   172967101          361    7,151                                         7151
COCA COLA          COM   191211600          238    5,051                                         5051
COLGATE PALMOLIVE  COM   194162103         2934   50,807                                        50807
CREE RESEARCH      COM   225447101         1504   51,040                                        33040             18,000
CHEVRON/TEXACO     COM   166764100          640    7,137                                         7137
CONAGRA            COM   205887102         1131   47,600                                        47600

  COLUMN TOTALS                           47919

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
DAKTRONICS         COM   234264109         5443  644,150                                       462150             182,000
DOVER CORP         COM   260003108         1980   53,400                                        53400
DUKE ENERGY        COM   264399106          406   10,333                                        10333
DU PONT            COM   263534109          259    6,098                                         6098
EMBREX             COM   290817105         5562  310,750                                       252750              58,000
EDGE PETROLEUM     COM   279862106         2887  544,801                                       442801             102,000
EMERSON ELECTRIC   COM   291011104          534    9,344                                         9344
EVERGREEN RES      COM   299900308          637   16,500                                        16500
GENERAL DYNAMICS   COM   369550108         1135   14,246                                        14246
GENERAL ELECTRIC   COM   369604103        10526  262,624                                       262624
GENTEX             COM   371901109         5627  210,500                                       136400             74,100
GILLETTE           COM   375766102          339   10,150                                        10150
GLAXO HOLDINGS     COM   37733W105          447    8,973                                         8973
W W GRAINGER       COM   384802104          478    9,951                                         9951
H J HEINZ          COM   423074103         1189   28,912                                        28912
HERSHEY FOODS      COM   427866108         2569   37,951                                        37951
IBM                COM   459200101         1449   11,976                                        11976
INTEL              COM   458140100         2689   85,486                                        85486
JOHNSON & JOHNSON  COM   478160104         1019   17,244                                        17244
KENSEY NASH        COM   490057106         8068  448,200                                       327200             121,000
KIMBERLY CLARK     COM   494368103         4534   75,825                                        75825
LILLY, ELI         COM   532457108         4131   52,601                                        52601
LITHIA MOTORS      COM   536797103         6779  327,500                                       232900              94,600

  COLUMN TOTALS                           68687


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
MEADE INSTRUMENT   COM   583062104         2691  751,550                                       635550            116,000
MEASUREMENT SPEC.  COM   583421102         4142  440,175                                       321375            118,800
MEDTRONIC          COM   585055106         4131   73,250                                        73250
McGRAW HILL        COM   580645109         1056   17,316                                        17316
MELLON BANK        COM   58551A108         5268  140,026                                       140026
MERCK              COM   589331107         3240   55,094                                        55094
MICROSOFT          COM   594918104         3867   58,372                                        58372
J P MORGAN         COM   616880100          431   11,851                                        11851
OMNICOM            COM   681919106         9071  101,525                                       101525
PARKWAY PROP       COM   70159Q104         6079  183,093                                       124193              58,900
PENN NATL GAMING   COM   707569109        12011  395,869                                       298869              97,000
PEPSICO            COM   713448108         6189  127,106                                       127106
PERF. FOOD GROUP   COM   713755106         8246  234,450                                       168650              65,800
PFIZER             COM   717081103          880   22,081                                        22081
PLANTRONICS        COM   727493108         2532   98,750                                        63950              34,800
PRIMA ENERGY       COM   741901201         1129   51,900                                        28900              23,000
PROCTOR & GAMBLE   COM   742718109         2774   35,062                                        35062

  COLUMN TOTALS                           73737
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
PNC BANC CORP      COM   693475105          622   11,073                                        11073
PHARMACIA  CORP    COM   71713U102         4785  112,188                                       112188
Q-LOGIC            COM   747277101        10454  234,876                                       195076              39,800
QUIXOTE            COM   749056107         4070  214,186                                       156186              58,000
RICHARDSON ELEC.   COM   763165107         3808  314,685                                       220885              93,800
ROCK OF AGES       COM   772632105          930  185,600                                        66300             119,300
ROYAL DUTCH        COM   780257705          250    5,100                                         5100
SBC COMMUNICATION  COM   78387G103         3027   77,291                                        77291
SCHERING PLOUGH    COM   806605101         3215   89,787                                        89787
SARA LEE           COM   803111103          699   31,429                                        31429
SCHLUMBERGER       COM   806857108          485    8,831                                         8831
SCHWAB             COM   808513105          763   49,325                                        49325
STATE ST CORP      COM   857473102         1040   19,900                                        19900
SERVICEMASTER      COM   817615107          193   13,979                                        13979
STORAGE USA        COM   861907103         4372  103,848                                        71848              32,000
STRYKER CORP       COM   863667101         1016   17,400                                        17400
SYSCO CORP         COM   871829107         4269  162,802                                       162802
A T & T CORP.      COM   001957109          310   17,106                                        17106
TARGET             COM   87612E106          214    5,212                                         5212
TYCO INT'L         COM   902124106        11508  195,375                                       195375
UNITED TECHNOLOGI  COM   913017109         1882   29,116                                        29116
UNIVERSAL ELECT.   COM   913483103         4324  251,250                                       183250              65,000
VERIZON            COM   92343V104         1877   39,551                                        39551
WACHOVIA           COM   929903102         2907   92,702                                        92702
WALGREEN           COM   931422109         4117  122,316                                       122316
WILLIAMS COS       COM   969457100          707   27,703                                        27703
WILLIAMS COMMUN    COM   969455104           50   21,619                                        21619
EXXON MOBIL        COM   30231G102         7364  187,374                                       187374
DENTSPLY INTL      COM   249030107         4983   99,265                                        99265
ZIMMER HOLDINGS    COM   98956P102          223    7,303                                         7303
  COLUMN TOTALS                           84464
   FINAL TOTAL                         $274,807

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